GEOGRAPHIC SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Net Sales to Non-affiliates

Net sales to non-affiliates (see Note 13 for discussion of sales to affiliates):

	For the Year Ended December 31,
	2013	2012	2011
In millions
United States	$130.3	$147.7	$177.9
Foreign	781.2	779.7	873.4

Total	$911.5	$927.4	$1,051.3

Foreign Sales to Non - Affiliates

Foreign sales to non-affiliates were derived from sales to the following countries:

	For the Year Ended December 31,
	2013	2012	2011
In millions
Taiwan	$219.2	$219.4	$264.1
Korea	217.6	197.3	208.8
Singapore	63.1	56.7	72.4
Germany	62.4	48.6	41.1
China	40.1	46.5	45.9
France	38.2	33.0	38.2
Italy	36.7	42.8	50.5
Japan	25.6	55.7	64.0
Malaysia	14.6	15.7	21.4
Other foreign countries	63.7	64.0	67.0

Total	$781.2	$779.7	$873.4

Property, Plant and Equipment, Net of Accumulated Depreciation

Property, plant and equipment, net of accumulated depreciation:

	As of December 31,
	2013	2012
In millions
Taiwan	$208.9	$234.5
Italy	140.9	162.2
Korea	125.8	128.3
Malaysia	98.6	135.6
Japan	87.3	115.4
United States	63.3	13.8
Other foreign countries	0.1	0.1

Total	$724.9	$789.9

Sales to Non-Afiliate Specific Customers

Sales to non-affiliate specific customers exceeding 10% of net sales for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the Year Ended December 31,
	2013		2012		2011
	Net Sales	Percent	Net Sales	Percent	Net Sales	Percent
In millions, except for percentages
Customer A	$191.2	21.0%	$183.1	19.7%	$182.6	17.4%
Customer B	$144.4	15.8%	$119.2	12.9%	$124.9	11.9%
Customer C	$100.8	11.1%	$102.1	11.0%	$115.0	10.9%